Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (10,358)	$ (15,309)	$ (3,485)
Items not affecting cash and cash equivalents:
Depreciation and amortization	1,188	1,607	1,443
Share-based compensation costs	(12)	464	192
Impairment of intangible assets (note 13)		3,196
Impairment of property and equipment (note 12)	240	1,061
Write-down of inventory	76
Employee future benefits	436	288
Amortization of deferred revenues	(113)	(856)
Change in fair value of warrant and DSU liabilities	(391)	(2,590)
Other non-cash items	159	6	95
Income tax (recovery) expense	10	79	(885)
Changes in operating assets and liabilities (note 21)	292	(2,514)	58
Net cash used in operating activities	(8,473)	(14,568)	(2,582)
Cash flows from financing activities
Exercise of stock options			13
Payments on exercise of DSUs	(42)	(167)
Payments on lease liabilities	(365)	(421)	(370)
Net cash used in financing activities	(407)	(588)	(357)
Cash flows from investing activities
Cash acquired on acquisition of Aeterna Zentaris Inc. (note 5)		26,037
Purchase of property and equipment	(706)	(1,161)	(722)
Proceeds on disposal of property and equipment	244
Changes in restricted cash equivalents	4	207	(8)
Net cash provided by (used in) investing activities	(458)	25,083	(730)
Effect of exchange rate changes on cash and cash equivalents	252	(212)	157
Net change in cash and cash equivalents	(9,086)	9,715	(3,512)
Cash and cash equivalents – beginning of year	16,393	6,678	10,190
Cash and cash equivalents – end of year	$ 7,307	$ 16,393	$ 6,678